BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2012	2013	2014

Net income (loss) used for the computation of diluted net earnings (loss) per share	$3,843	$(187)	$(5,479)

Weighted average Ordinary shares outstanding	11,403,596	11,718,960	16,071,608

Effect of dilutive securities:

Employees stock options	774,914	*) -	*) -
Warrants	138,992	*) -	*) -

	913,906	-	-

Diluted weighted average Ordinary shares outstanding	12,317,502	11,718,960	16,071,608

Basic earnings (loss) per Ordinary share	$0.34	$(0.02)	$(0.34)

Diluted earnings (loss) per Ordinary share	$0.31	$(0.02)	$(0.34)

*)	Anti-dilutive.